INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Intangible Assets

	December 31,
	2015	2016
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships	7,970	7,970

	17,370	17,370
Accumulated amortization:

Technology	6,082	7,314
Trademarks	800	800
Customer relationships	7,296	7,712

	14,178	15,826

Intangible assets, net	$3,192	$1,544